Stock-Based Compensation - Restricted Stock Unit (Details) - Gelesis $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation expense	$ 5,532		$ 4,808
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation expense	$ 3,967		$ 2,848
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of restricted stock units | $ / shares	$ 21.41
Number of shares for each RSU	1	1
Restricted stock units | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units issued during the year | shares	313,354	313,354
Unrecognized share based compensation cost	$ 6,700
Restricted stock units | General and Administrative | Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation expense | €		€ 36,000